Consolidated statement of profit or loss and other comprehensive income - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Revenue	¥ 89,198,492	¥ 74,623,575	¥ 100,269,667
Taxes and surcharges	(13,309,688)	(13,062,710)	(12,213,927)
Net sales	75,888,804	61,560,865	88,055,740
Cost of sales	(74,298,048)	(61,901,114)	(86,467,995)
Gross profit/(loss)	1,590,756	(340,249)	1,587,745
Selling and administrative expenses	(368,243)	(486,323)	(549,885)
Reversal/(provision) of impairment losses on financial assets	(1,355)	120,916	59
Other operating income	125,305	148,676	150,714
Other operating expenses	(44,712)	(24,686)	(21,925)
Other gains - net	130,481	115,430	153,864
Profit/(loss) from operations	1,432,232	(466,236)	1,320,572
Finance income	508,755	431,228	416,747
Finance expenses	(94,186)	(98,954)	(53,784)
Finance income – net	414,569	332,274	362,963
Share of net profits of associates and joint ventures accounted for using the equity method	874,285	724,740	972,593
Profit before taxation	2,721,086	590,778	2,656,128
Income tax (expenses)/ benefits	(644,480)	65,620	(428,963)
Profit for the year	2,076,606	656,398	2,227,165
Profit attributable to:
Equity shareholders of the Company	2,073,431	645,072	2,215,728
Non-controlling interests	3,175	11,326	11,437
Profit for the year	¥ 2,076,606	¥ 656,398	¥ 2,227,165
Earnings per share attributable to equity shareholders of the Company for the year (expressed in RMB per share)
Basic earnings per share	¥ 0.192	¥ 0.060	¥ 0.205
Diluted earnings per share	¥ 0.192	¥ 0.060	¥ 0.205
Profit for the year	¥ 2,076,606	¥ 656,398	¥ 2,227,165
Other comprehensive income
Share of other comprehensive income of associates accounted for using the equity method	16,639	(11,512)	7,449
Cash flow hedges: net movement in hedging reserve	125,159	0	0
Other comprehensive income for the year, net of tax	141,798	(11,512)	7,449
Total comprehensive income for the year	2,218,404	644,886	2,234,614
Attributable to:
Equity shareholders of the Company	2,215,229	633,560	2,223,177
Non-controlling interests	3,175	11,326	11,437
Total comprehensive income for the year	¥ 2,218,404	¥ 644,886	¥ 2,234,614